INCOME TAXES (Schedule of deferred income taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Carry forward tax losses	$ 9,152	$ 5,744
Research and Development carry forward expenses-temporary differences	870	449
Accrual and reserves	153	52
Deferred tax assets before valuation allowance	10,175	6,245
Valuation allowance	(10,089)	(6,219)
Net deferred tax assets	$ 86	$ 26